UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 14, 2003


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	278707



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
A.S.V. INC.                     COM   001963107      1868    177538 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       202      5370 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       290      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     37451       587 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      4881      2284 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     21940    513944 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       305     12000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      1891    144050 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5576    137752 SH         SOLE          SOLE
COINSTAR, INC.                  COM   19259P300       168     10000 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     15751    572980 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       209      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105      9705    323165 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206        43     10291 SH         SOLE          SOLE
FACTSET RESEARCH SYSTEMS, INC.  COM   303075105      7243    223205 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     22456    407775 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       707     31125 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       405     15900 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     11354    466095 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107      8436    602170 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       359      8950 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     10996   1130138 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     26715    119422 SH         SOLE          SOLE
MARTIN MARIETTA MATERIALS       COM   573284106       243      8800 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109     11405    205160 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104       638     31500 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       336     12500 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     16283    730515 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      3991    125850 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     22671    299330 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     16654   1665399 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       282      6400 SH         SOLE          SOLE
STURM RUGER & CO. INC.          COM   864159108       212     24150 SH         SOLE          SOLE
VALASSIS COMMUNICATIONS, INC.   COM   918866104       370     14000 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       294      8640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       341       500 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     14904    331278 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1132      3800 SH         SOLE          SOLE
                                                   278707